Property, Plant and Equipment - Summary of Major Categories of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 3,660,311	$ 3,666,749	$ 3,525,725
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	406,884		384,264
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 181,797		173,306
Building and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	10 years
Building and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	39 years
Advertising Structures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,926,706		2,817,170
Advertising Structures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	5 years
Advertising Structures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	15 years
Automotive and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 144,924		$ 150,985
Automotive and Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	3 years
Automotive and Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	7 years